Securities - Schedule of Available For Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, debt maturities, next rolling twelve months, amortized cost basis	$ 470	$ 7,207	$ 1,497
Available-for-sale securities, debt maturities, rolling year two through five, amortized cost basis	247,796	223,282	6,988
Available-for-sale securities, debt maturities, rolling year six through ten, amortized cost basis	30,398	6,299	6,917
Available-for-sale securities, debt maturities, rolling after year ten, amortized cost basis		0	0
Available-for-sale debt securities, amortized cost basis	278,664	236,788	15,402
Available-for-sale securities, debt maturities, without single maturity date, amortized cost basis	1,006	1,006	5,449
Amortized Cost	1,268,874	1,351,157	1,491,674
Available-for-sale securities, debt maturities, next rolling twelve months, fair value	470	7,218	1,514
Available-for-sale securities, debt maturities, year two through five, fair value	248,733	223,140	7,123
Available-for-sale securities, debt maturities, rolling year six through ten, fair value	30,634	6,429	6,908
Available-for-sale securities, debt maturities, rolling after year ten, fair value		0	0
Available-for-sale securities, debt securities	279,837	236,787	15,545
Available-for-sale securities, debt maturities, without single maturity date, fair value	1,044	1,040	5,460
Fair Value	1,263,983	1,341,242	1,480,449
US government agencies debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, amortized cost basis	989,204	1,113,363	1,470,823
Available-for-sale securities, debt securities	983,102	1,103,415	1,459,444
Fair Value	$ 983,102	$ 1,103,415	$ 1,459,443